Note 8 - Equity in earnings of non-consolidated companies (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest
Bargain purchase gain		2,212	$ 3,162
Usiminas
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Loss related to provision for the ongoing litigation related to the acquisition of participation in Usiminas	$ (12,400)	(43,300)
Global Pipe Company
Disclosure of Equity in Earnings of Nonconsolidated Companies [Line Items]
Remeasurement of previously held interest			4,506
Bargain purchase gain			$ 11,487